Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Deficit Accumulated During Development Stage	Total
Opening Balance, amount at Dec. 31, 2009	$ 4,280	$ 7,210	$ (39,655)	$ (28,165)
Opening Balance, shares at Dec. 31, 2009	4,280,000
Shareholder capital contribution		1,500		1,500
Net Loss			(25,435)	(25,435)
Ending Balance, amount at Dec. 31, 2010	4,280	8,710	(65,090)	(52,100)
Ending Balance, shares at Dec. 31, 2010	4,280,000
Shareholder capital contribution		90,000		90,000
Net Loss			(61,882)	(61,882)
Ending Balance, amount at Sep. 30, 2011	$ 4,280	$ 98,710	$ (126,972)	$ (23,982)
Ending Balance, shares at Sep. 30, 2011	4,280,000